SUPPLEMENT TO FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS
FIDELITY CANADA FUND, FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND, FIDELITY FRANCE FUND, FIDELITY GERMANY FUND, FIDELITY HONG KONG AND CHINA FUND, FIDELITY JAPAN FUND, FIDELITY JAPAN SMALL COMPANIES FUND, FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, FIDELITY SOUTHEAST ASIA FUND, FIDELITY UNITED KINGDOM FUND
FUNDS OF FIDELITY INVESTMENT TRUST
DECEMBER 30, 1996
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 69:
For providing discretionary investment management and executing portfolio transactions on behalf of the funds, the fees paid to FIIA, FIIAL U.K., and FIJ for the fiscal years ended October 1996, 1995, and 1994 are listed in the table below. There were no fees paid to FMR U.K. and FMR Far East for the fiscal years ended October 1996, 1995, and 1994.

Fund Name                          Fiscal Year Ended   FIIA          FIIAL U.K.    FIJ
                                   October

Canada Fund                        1996                $ 0           $ 0           $ 0
                                   1995                 0             0             0
                                   1994                 0             0             0

Emerging Markets Fund              1996                $ 0           $ 0           $ 0
                                   1995                 0             0             0
                                   1994                 0             0             0

Europe Fund                        1996                $ 2,343,797   $ 1,178,141   $ 0
                                   1995                 1,812,402     0             0
                                   1994                 1,756,433     0             0

Europe Capital Appreciation Fund   1996                $ 0           $ 0           $ 0
                                   1995                 0             0             0
                                   1994                 0             0             0

France Fund                        1996                $ 20,506      $ 9,746       $ 0
                                   1995                 0             0             0
                                   1994                 0             0             0

Germany Fund                       1996                $ 20,660      $ 9,580       $ 0
                                   1995                 0             0             0
                                   1994                 0             0             0

Hong Kong and China Fund           1996                $ 219,845     $ 0           $ 0
                                   1995                 0             0             0
                                   1994                 0             0             0

Japan Fund                         1996                $ 675,784     $ 0           $ 596,553
                                   1995                 1,311,538     0             0
                                   1994                 305,758       0             0

Japan Small Companies Fund         1996                $ 278,610     $ 144,816     $ 80,585
                                   1995                 0             0             0
                                   1994                 0             0             0

Latin America Fund                 1996                $ 0           $ 0           $ 0
                                   1995                 0             0             0
                                   1994                 0             0             0

Nordic Fund                        1996                $ 35,579      $ 14,299      $ 0
                                   1995                 0             0             0
                                   1994                 0             0             0

Pacific Basin Fund                 1996                $ 2,317,762   $ 0           $ 0
                                   1995                 1,550,062     0             0
                                   1994                 2,190,484     0             0

Fund Name                          Fiscal Year Ended   FIIA          FIIAL U.K.    FIJ
                                   October

Southeast Asia Fund                1996                $ 2,773,021   $ 0           $ 0
                                   1995                 2,541,446     0             0
                                   1994                 2,844,499     0             0

United Kingdom Fund                1996                $ 7,749       $ 3,597       $ 0
                                   1995                 0             0             0
                                   1994                 0             0             0
